CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Operating Activities:
Net income	$ 386,611	$ 388,048	$ 354,259
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion	95,931	81,936	65,536
Stock-based compensation	18,823	15,338	18,568
Increase (decrease) in allowance for returns-net of inventory in transit	3,701	(307)	3,395
Loss on disposal of assets	465	731	2,290
Impairment losses	9,266	5,750	1,231
Equity in income of joint venture	0	0	(1,382)
Distribution from joint venture	0	0	1,870
Gain on equity method investment	0	(6,510)	0
Increase (decrease) in allowance for doubtful accounts	550	(5,422)	(1,221)
Excess tax benefits from stock-based compensation	(1,430)	(8,379)	(11,693)
Deferred income taxes and other	2,708	12,400	10,591
Contingent consideration revaluation	1,112	0	(9,949)
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(8,495)	(77,452)	(42,849)
Inventories	(60,746)	(52,923)	10,677
Prepaid expenses and other current assets	(52,726)	(21,141)	38,236
Accounts payable	2,477	15,347	(7,017)
Accrued expenses	(13,315)	52,904	2,847
Income taxes payable	2,951	11,362	16,211
Net cash provided by operating activities	387,883	411,682	451,600
Investing Activities:
Additions to property, plant and equipment	(94,763)	(95,234)	(112,385)
Increase in intangible and other assets	(9,419)	(14,818)	(10,419)
Proceeds from sale of property, plant and equipment, and other	(571)	(2,029)	(68)
Net change in restricted cash	41	376	6,734
Business acquisitions-net of cash acquired	0	(15,521)	(229,151)
Net investment hedge settlement	410	0	0
Net cash used in investing activities	(103,160)	(123,168)	(345,153)
Financing Activities:
Acquisition of common stock	(437,911)	(582,254)	(271,293)
Distribution of noncontrolling interest earnings and other	(10,317)	(10,135)	(8,198)
Purchase of noncontrolling interest shares	(336)	0	(14,061)
Excess tax benefits from stock-based compensation	1,430	8,379	11,693
Debt borrowings	961,000	1,222,116	554,568
Debt payments	(838,684)	(791,495)	(498,391)
Proceeds from exercise of stock options	3,235	7,596	6,090
Other financing activities	(3,598)	(2,456)	0
Net cash used in financing activities	(325,181)	(148,249)	(219,592)
Effect of exchange rate changes on cash and cash equivalents	(3,760)	2,978	2,883
Net (decrease) increase in cash and cash equivalents	(44,218)	143,243	(110,262)
Cash and cash equivalents:
Beginning of year	320,479	177,236	287,498
End of year	$ 276,261	$ 320,479	$ 177,236